FINANCIAL INSTRUMENTS (Schedule of Currency Risk Affect Net Income) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	$ 60,534	$ 45,912